Accumulation Units (Tables)	12 Months Ended
Dec. 31, 2017
Accumulated Units Disclosure [Abstract]
Schedule of Changes in the Number of Accumulation Units Outstanding
Changes in the number of Accumulation Units outstanding were as follows (in millions):

	Years ended December 31,
	2017	2016	2015
Outstanding:
Beginning of period	62.4	60.4	57.9
Credited for premiums	6.6	8.2	8.1
Annuity, other periodic payments, withdrawals and death benefits	(7.7)	(6.2)	(5.6)
End of period	61.3	62.4	60.4